Fair Value Measurements - Schedule of the significant unobservable inputs used in the fair value measurement (Detail) - Valuation Technique, Option Pricing Model [Member] - Fair Value, Recurring [Member]
¥ in Thousands
	Dec. 31, 2024 CNY (¥) yr	Dec. 31, 2023 CNY (¥) yr
Financing Transaction Of Lingdai Investment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing transaction at initial valuation date | ¥	¥ 31,980	¥ 31,980
Financing transaction of Fair Value | ¥	17,981	25,473
Financing Transaction Of Jiayang Investment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing transaction at initial valuation date | ¥	55,000	55,000
Financing transaction of Fair Value | ¥	61,426	63,071
Financing Transaction Of Tale Base Investment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing transaction at initial valuation date | ¥	31,400	31,400
Financing transaction of Fair Value | ¥	¥ 29,764	¥ 32,176
Minimum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	1	1.5
Minimum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.50	0.62
Minimum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	1.5	1.5
Minimum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.2	18
Minimum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.40	0.35
Minimum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	1	1
Minimum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	2.4	3.8
Minimum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.38	0.35
Minimum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	1	1
Maximum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	2.5	2.5
Maximum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.60	0.67
Maximum [Member] | Financing Transaction Of Lingdai Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	2.5	2.5
Maximum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	1.2	20
Maximum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.48	0.40
Maximum [Member] | Financing Transaction Of Jiayang Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	3	3
Maximum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	3	4.3
Maximum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs	0.42	0.40
Maximum [Member] | Financing Transaction Of Tale Base Investment [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key unobservable inputs | yr	2	1.5